Consolidated Cash Flow Statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	[1]
Statement of cash flows [abstract]
Net profit	€ 3,209	€ 3,229
Taxation	1,145	1,100
Share of net profit of joint ventures/associates and other income from non-current investments and associates	(87)	(88)
Net monetary gain arising from hyperinflationary economies	(29)
Net finance costs	351	288
Operating profit	4,589	4,529
Depreciation, amortisation and impairment	965	1,228
Changes in working capital	(1,888)	(1,697)
Pensions and similar obligations less payments	(94)	(76)
Provisions less payments	47	(61)
Elimination of (profits)/losses on disposals	(36)	16
Non-cash charge for share-based compensation	95	115
Other adjustments	23	(283)	[2]
Cash flow from operating activities	3,701	3,771
Income tax paid	(1,309)	(1,081)
Net cash flow from operating activities	2,392	2,690
Interest received	78	45
Net capital expenditure	(558)	(495)
Other acquisitions and disposals	(470)	(1,035)
Other investing activities	234	44
Net cash flow (used in)/from investing activities	(716)	(1,441)
Dividends paid on ordinary share capital	(2,080)	(2,033)
Interest paid	(369)	(239)
Change in financial liabilities	1,937	4,250
Repurchase of shares	0	(2,248)
Other movements on treasury stock	(205)	(264)
Other financing activities	(139)	(145)
Net cash flow (used in)/from financing activities	(856)	(679)
Net increase/(decrease) in cash and cash equivalents	820	570
Cash and cash equivalents at beginning of year	3,090	3,169
Effect of foreign exchange rate changes	(121)	72
Cash and cash equivalents at end of year	€ 3,789	€ 3,811

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.
[2]	2018 includes a non-cash credit of €277 million from early settlement of contingent consideration relating to Blueair.